SUPPLEMENT DATED OCTOBER 1, 2001
          TO THE PROSPECTUS DATED MAY 1, 2001
                          of
                   CARILLON ACCOUNT


The prospectus for Carillon Account dated May 1, 2001 (the
"Prospectus") is amended by including as a part thereof the following information regarding Contracts issued from October 1, 2001 through December 31, 2001:

If your Contract is issued from October 1, 2001 through December 31, 2001, any premiums received during that period allocated to the Guaranteed Account may be used as your source account for the dollar cost averaging program ("DCA"). You can find more information about the DCA program on page CA-19 of the prospectus.

If you choose to use your Guaranteed Account as your source account for the DCA program, the following conditions apply:

   * You must complete the DCA program within twelve (12) months of our receipt of your first premium.
   * If you buy a VA1 contract, we will waive the limits on transfers from the Guaranteed Account to your Variable
   Account subdivisions described on page CA-27 of the prospectus. However, if you terminate your DCA program, the transfer limits will apply to any remaining balance in your Guaranteed Account.
   * Your Guaranteed Account will be credited with the same interest rate as new Guaranteed Account allocations in VA1 or VA2 Contracts.
   * Your Guaranteed Account is part of our general assets, as described on page CA-26 of the prospectus.
   * You can have only one DCA program at any given time.


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              SUPPLEMENT DATED OCTOBER 1, 2001
            TO THE PROSPECTUS DATED MAY 1, 2001
                            of
                     CARILLON ACCOUNT


The prospectus for Carillon Account dated May 1, 2001 (the
"Prospectus") is amended by including as a part thereof the following information regarding VA2 Contracts issued on or after October 1, 2001:

This provision is added to the "Guaranteed Account" section on page CA-26, under "Guaranteed Account Accumulations":

"If you purchase a VA2 Contract on or after October 1, 2001, and allocate at least $100,000 of your initial premium to the Guaranteed Account, you will receive an enhanced first year interest rate ("Enhanced Rate"). This Enhanced Rate will not apply to balances transferred into the Guaranteed Account from other subdivisions."

This provision is added to the end of the "Distribution of the Contracts" section on page CA-30:

"We will pay a lower initial commission when interest rates credited to the Guaranteed Account are enhanced under a VA2
Contract."